Earnings Per Share (Tables)	6 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [Abstract]
Schedule of earnings per share

	Six Months Ended December 31
	2021 £’000	2020 £’000
Profit for the year, attributable to equity holders of the company	35,951	14,507

	Six Months Ended December 31
	2021	2020
Weighted average number of shares outstanding	55,911,086	54,831,134
Earnings per share - basic (£)	0.64	0.26

	Six Months Ended December 31
	2021 £’000	2020 £’000
Profit for the year, attributable to equity holders of the company	35,951	14,507

	Six Months Ended December 31
	2021	2020
Weighted average number of shares outstanding	55,911,086	54,831,134
Diluted by: options in issue and contingently issuable shares	1,968,943	2,019,156
Weighted average number of shares outstanding (diluted)	57,880,029	56,850,290
Earnings per share - diluted (£)	0.62	0.26